Insurance Contract Receivables and Payables - Insurance contract payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Contract Receivables and Payables
Payable to reinsurers	$ 2,333.7	$ 1,669.5
Payables associated with unit-linked life insurance products	621.7
Ceded deferred premium acquisition costs	510.3	441.1
Funds withheld payable to reinsurers	274.0	206.3
Amounts payable to agents and brokers	142.4	127.2
Accrued premium taxes	124.1	93.1
Accrued commissions	100.8	69.0
Other insurance contract payables	386.5	357.8
Insurance contract payables	4,493.5	2,964.0
Current	3,503.4	2,705.8
Non-current	$ 990.1	$ 258.2